Repo Transactions - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions		$ 449,871	$ 1,119,217
Losses generated by the bank through reverse repurchase transactions		218,635	181,685
Financial assets delivered as guarantee	$ 2,212,958	182,448	4,420,094
Financial assets off balance sheet transaction	35,626		2,349,466
Government securities [member]
Disclosure of repo transactions [line items]
Repurchase transactions	2,096,284		2,096,284
Reverse repurchase transactions	2,018,763	164,469	3,968,851
Private securities [member]
Disclosure of repo transactions [line items]
Repurchase transactions	35,237		35,237
Reverse repurchase transactions	$ 2,018,763	$ 164,469	$ 3,968,851